Derivatives and Hedging	6 Months Ended
Jun. 30, 2014
Derivatives and Hedging [Abstract]
Derivatives and Hedging
5.	Derivatives and Hedging

The Partnership’s objective is to profit from speculative trading in Futures Interests.  Therefore, the Trading Advisors for the Partnership will take speculative positions in Futures Interests where they feel the best profit opportunities exist for their trading strategy.  As such, the average number of contracts outstanding in absolute quantities (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures.  With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

On January 1, 2013, the Partnership adopted Accounting Standards Update (“ASU”) 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 created a new disclosure requirement about the nature of an entity’s rights to setoff and the related arrangements associated with its financial instruments and derivative instruments, while ASU 2013-01 clarified the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11.  Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”) and those entities that prepare their financial statements on the basis of International Financial Reporting Standards.  The new guidance did not have a significant impact on the Partnership’s financial statements.

As of June 30, 2014 and December 31, 2013, the Partnership held no futures and forward contracts; therefore, there were no net unrealized gains and losses on futures and forward contracts.

The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013:

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average number of contracts outstanding for the year (absolute quantity)
	$	$	$	$	$
Foreign currency	–	–	–	–	–	826
Total	–	–	–	–	–

Unrealized currency gain (loss)					–
Total net unrealized gain (loss) on open contracts					–

Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
Options purchased	$1

The following tables summarize the net trading results of the Partnership for the three and six months  ended June 30, 2013.
The effect of Trading Activities on the Statements of Income and Expenses for the Three and Six Months Ended June 30, 2013 included in Total Trading Results:

	For the Three Months	For the Six Months
	Ended June 30, 2013	Ended June 30, 2013
Type of Instrument	$	$

Commodity	(310,079)	(478,069)
Foreign currency	1,114,264	1,912,759
Unrealized currency loss	(13,160)	(85,103)
Total	791,025	1,349,587

Line Items on the Statements of Income and Expenses for the Three and Six Months Ended June 30, 2013:

	For the Three Months	For the Six Months
	Ended June 30, 2013	Ended June 30, 2013
Trading Results	$	$

Net realized	576,827	554,206
Net change in unrealized	(293,304)	(152,923)
Net realized loss on investment in KR Master Fund	(7,238)	(196,062)
Net realized gain on investment in Cambridge Master Fund	1,329,975	1,556,638
Net change in unrealized depreciation on investment in KR Master Fund	(302,838)	(283,485)
Net change in unrealized depreciation on investment in Cambridge Master Fund	(512,397)	(128,787)
Total Trading Results	791,025	1,349,587